45. COMPENSATION PLANS	12 Months Ended
Dec. 31, 2017
Compensation Plans
COMPENSATION PLANS

45.1. Company-Value Compensation - PEPASA

On November 6, 2013, PEPASA’s Extraordinary General Meeting of Shareholders resolved to approve a variable and contingent compensation to certain officers equivalent to 7% of the capital stock after the Company’s capital stock increase, valued based on the difference between the share’s market value at the time of exercising the right and a given value of US$ 0.1735 per share determined at the exact moment of the capital stock increase.

On January 13, 2014, the capital stock increase was carried out and the rights granted to Officers to receive the Company-Value Compensation became effective.

The variable remuneration may be required by officers as follows:

1)	25% as from June 2015
2)	7.14% as from December 2015
3)	32.15% as from June 2016
4)	35.71% as from June 2017

The given right may be monetized at any time from the date of effective enforcement until November 15, 2020 (by 5%) and 11 January 2021 (for the remaining 2%) over 7% of the share capital calculated according to what was detailed in the first paragraph of the note.

The fair value of the Option has been measured according to the Black-Scholes valuation model. The main variables considered in such model were the following:

1)	54.3% volatility based on the volatility of the shares of other comparable companies;
2)	1,6886% risk-free U.S. dollars interest rate;

Since its organization, PEPASA s growth and performance has far exceeded all initially defined metrics, parameters, and development and business plans. Therefore, and in view of its officers' significant contribution to meeting such goals, on December 28, 2015, PEPASA entered into an amendment to the compensation agreement providing for the full and irrevocable accrual of the variable remuneration to be collected by officers regarding the percentages which are not yet due effective as from that date, without this affecting the previously described enforceability.

On January 18, 2017, PEPASA's executives requested the monetization of a significant part of the right due at that date, which was canceled by the Company on January.

45.2 Stock-based Compensation Plan – Certain officers and other key staff

On February 8, 2017, the Company’s Board of Directors approved the creation of a stock-based compensation plan and the first Specific Program (2017-2019), whereby certain officers and other key staff covered by each Specific Program will receive a certain number of company shares within the stipulated term aiming to encourage the alignment of the employees performance with the Company’s strategy and to generate a clear and direct link between the creation of value for shareholders and the employees’ compensation.

Furthermore, the Company’s Board of Directors approved the acquisition of own shares in the market as a means of implementing the Plan.

The first Specific Program was established for a three-year period, between 2017 and 2019, and considers the compensation period comprised between August 1 and December 31, 2017, plus the assigned bonus, as the basis for calculating the number of shares, with one-third vesting each year, which will be awarded together with the payroll for April of the year following the vesting date.

On April 7, 2017, the Company's Shareholders’ Meeting ratified the approval of the Stock-based Compensation Plan by the Board of Directors on its February 8, 2017 meeting, as well as its terms and conditions; and approved the cancellation of the preferential offer to shareholders in respect to the disposition of such shares as authorized by Section 67 of Capital Markets' Act No. 26,831 for the purposes of implementing such Plan.

The number of shares is calculated based on a percentage over the total annual remuneration, plus the bonus assigned to each covered employee, divided by the weighted average price, in pesos, of the Company’s share and ADR for the same period, provided the employment relationship continues at least as at each vesting date.

As of the issuance date of these Financial Statements, the Company has: (i) determined that 383,198 treasury shares should be delivered to employees pursuant to the first Specific Program (2017-2019 period), with vests in March 2017, 2019 and 2020, of 33%, 33% and 34%; and (ii) estimated a quantity of 672.898 treasury shares should be delivered to employees pursuant to the second Specific Program 2018-2020, with vests in March 2019, 2020 and 2021, of 33%, 33% and 34%.

As of the issuance date of these Financial Statements, the Company has acquired 193,000 treasury shares and 92,280 treasury ADRs for an amount of $ 72 million, which will be destined to the implementation of the Company’s Stock-based Compensation Plan.

45.3. Compensation agreements - Senior Management

On June 2, 2017, the Board of Directors approved the execution and signing of compensation agreements with the Company’s main officers (the “Senior Management”), conditional upon their approval by the Annual Ordinary Meeting of Shareholders to be held each year. These agreements are effective as of January 1, 2017.

In accordance with international practices, the purpose of these agreements is to efficiently align the Senior Management’s interests with those of the Company and its shareholders, creating value for them only inasmuch as value is generated for shareholders, that is, if the Company’s market value increases.

Under these agreements, the Senior Management will be entitled to a fixed compensation and an annual, variable and contingent long-term compensation related to the Company’s annual market value appreciation, with a cap on the Company’s operating income

With the purpose of avoiding duplication, any analogous compensation that the Senior Management had received from any of the Company’s subsidiaries, will be deducted from the compensation amount in proportion to the Company’s interests in such subsidiaries.

45.4. Share-based Compensation Plan - Edenor

In the last months of fiscal year 2016, Edenor’s Board of Directors proposed that the treasury shares be used for the implementation of a long-term incentive plan in favor of executive directors, managers or other personnel holding key executive positions in the Company in an employment relationship with the latter and those who in the future are invited to participate, under the terms of section 67 of Law No. 26,831 on Capital Markets, after the effort made by the directors in the negotiation of the RTI. The plan was ratified and approved by the ordinary and extraordinary shareholders’ meeting of Edenor held on April 18, 2017.

At the date of issuance of these condensed interim financial statements, Edenor awarded a total of 1,618,332 shares to executive directors and managers as additional remuneration for their performance in special processes developed during fiscal year 2016.

45.5 Opportunities Assignment Agreement

On September 27, 2006, the Company entered into an Opportunities Assignment Agreement whereby certain officers undertook to offer the Company, on a priority basis, all investment opportunities above US$ 5 million they detect within the Company’s investment guidelines. In consideration of this commitment, the Company has granted these officers Warrants for up to 20% of its capital stock (the “Warrants Issuance Agreements”).

On April 16, 2009, the parties agreed on the following modifications to the Opportunities Assignment Agreement and the Warrants Issuance Agreements:

i) the term of the agreement was extended for five years, until September 27, 2014;

ii) one-fifth of the Warrants will accrue annually, as from September 28, 2010 and until September 28, 2014, and Warrants will remain in effect for fifteen years as from the date of issuance.

iii) their exercise price was set at US$ 0.27 per warrant.

On September 28, 2014, the Opportunities Allocation Agreement terminated, having been complied of all stipulated obligations. Furthermore, as from the stated date all Company shares’ purchase options granted to the Officers may be actually exercised, according to the following expiration dates and exercise prices:

Expiration	Price of the year (U$S)	Stock Options
04.26.2024	0.27	111,500,000
04.26.2024	0.27	150,000,000
04.26.2024	0.27	120,048,564

The fair value of these Warrants has been measured according to the Black-Scholes valuation model. The main variables considered in such model are the following: (i) a 27% volatility, based on the historical volatility of the Company; (ii) 3% dividends; and (iii) a 4.63% risk-free U.S. dollars interest rate.

Regarding these Warrants, in 2015 the Company has recognized a total $ 266 million in profit and loss, with an offsetting entry in an equity reserve during the life of the Opportunities Assignment Agreement.

On November 23, 2015, the Company received a notification from Merrill Lynch, Pierce, Fenner & Smith Incorporated, which, acting as attorneys in fact for the holders of all warrants, formally communicated the decision to exercise, conditional upon the meeting of certain conditions, all warrants against the payment of the set exercise price.

In furtherance of the obligations under the Warrants Issuance Agreements, on December 1, 2015, against the payment of US$ 103,018,112, that is US$ 0.27 per common share or its equivalent in pesos, the Company issued 381,548,564 new common shares in the form of American Depositary Shares (“ADS”).

Therefore, the Company recognized in its Statement of Changes in Shareholders’ Equity additional paid-in capital in the amount of $ 883 million and a $ 266 million decrease in reserves.

The movements in the number of Warrants and their respective average exercise prices are detailed below:

	12.31.2015
	Stock options	Average price of the year in US$
At the beginning	381,548,564	0.27
Executed	(381,548,564)	0.27
At the end	-	-